Summary of Significant Accounting Policies - Summary of Lease Liabilities Recognized in Unaudited Condensed Consolidated Interim Financial Position (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Operating lease commitments as per December 31, 2018			€ 19,627
Short-term contracts, and low value assets			€ (169)
Undiscounted, operating lease commitments as per January 1, 2019		€ 19,458
Lease liabilities discounted by incremental borrowing rates as per January 1, 2019	€ 36,302	€ 17,700